UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 6/30/17

Item 1. Proxy Voting Records.

ICA File Number:  811-09869

Registrant Name:  Franklin Floating Rate Master Trust

Reporting Period:  07/01/2016 - 06/30/2017

Franklin Floating Rate Master Series

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Lower Tier Floating Rate Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin Middle Tier Floating Rate Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Floating Rate Master Trust

By (Signature and Title)* /s/Matthew T. Hinkle

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.